Employee Long Term Incentive Plan - Additional Information (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The estimated fair value	$ 2,200,000
Dividend yield	0.00%
Share-based compensation expense	2,300,000	2,500,000	2,500,000
Unrecognized compensation cost	4,600,000
Weighted average remaining contractual term	2 years 7 months 6 days
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative amount of units vested	$ 2,531	$ 1,732
Dividend yield
Class D Units [Member] | Time-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vesting on first anniversary	20.00%
Units vesting monthly following the first anniversary	80.00%
Number of years required for remaining units to be vested under vesting condition	4 years
Period for non vested units for automatic forfeiture without consideration	8 years
Fair value of time-vesting units	584	1,100	3,400
Weighted-average grant-date fair value	$ 2,786	$ 3,761	$ 3,876